Condensed Cash Flow Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	€ 1,457	€ 751	€ 2,534
Net cash flows from operating activities	7,302	517	553
Net cash flows from investing activities	(86)	(438)	(1,196)
Issuance of treasury shares	1		2
Repayment of perpetuals	(1,343)	(200)
Repayment of non-cumulativesubordinated note		(443)
Dividends paid	(309)	(328)	(294)
Net cash flows from financing activities	(3,730)	(2,395)	519
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	1,199	708	2,468
Adjustments	(1,529)	(291)	(3,676)
Net cash flows from operating activities	(330)	418	(1,208)
Dividends and capital repayments of subsidiaries, associates and joint ventures	647	824	700
Other	(1)	(1)	(1)
Net cash flows from investing activities	646	822	700
Issuance of perpetuals	497
Issuance of treasury shares	1		2
Purchase of treasury shares	(318)	(248)	(266)
Issuance and repurchase of borrowings	1,074	294	1,429
Repayment of perpetuals	(1,343)	(200)
Repayment of non-cumulativesubordinated note		(443)
Dividends paid	(309)	(328)	(294)
Coupons on perpetual securities	(112)	(136)	(138)
Coupons on non-cumulative subordinated notes		(14)	(37)
Net cash flows from financing activities	(512)	(1,076)	696
Net increase / (decrease) in cash and cash equivalents	€ (196)	€ 165	€ 188